CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES

NOTE 5 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES

Convertible Promissory Notes are categorized as equity or debt based on the terms of the notes and the guidance in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging.

Convertible notes that meet the criteria for equity classification (e.g., conversion into a fixed number of shares with no obligation to deliver cash) are recorded in equity at issuance. Instruments classified as equity are not subsequently remeasured, and no interest expense is recognized.

Convertible notes that include a contractual obligation to deliver cash or other financial assets, or that do not meet the criteria for equity classification, are recorded as debt. These notes are initially recognized at the proceeds received, net of discounts and issuance costs in accordance with ASC 480-10-55-44 on the consolidated balance sheets, and subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in the statement of operations.

If the instrument contains embedded conversion features or other terms that require bifurcation under ASC 815, these features are separated from the host contract and recorded as derivative liabilities at fair value. Derivative liabilities are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations.

The Company accounts for derivative financial instruments in accordance with Accounting Standards Codification (ASC) 815, Derivatives and Hedging. Under this guidance, the Company evaluates whether an embedded feature within a financial instrument is required to be accounted for separately as a derivative.

Embedded derivatives that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that are not eligible for the scope exceptions under ASC 815, are bifurcated from the host instrument and accounted for as separate derivative financial instruments. These derivatives are recognized as either assets or liabilities on the balance sheet and are measured at fair value, with changes in fair value recognized in the consolidated statements of operations in the period in which they occur.

When the Company issues convertible debt instruments that contain embedded conversion features with variable settlement terms or other features that result in a potential issuance of a variable number of shares, the embedded conversion feature is assessed under ASC 815 -15-25 and ASC 815-10-15-83. If the conversion feature requires bifurcation, it is separated from the debt host and accounted for as a derivative liability.

On July 10, 2020, PCTI (the accounting acquirer) assumed the balance of a past-due 15% convertible note issued by the Company on September 13, 2017. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $25,000.

On May 28, 2025 (the “Issue Date”), the Company entered into a 12%, $200,000 face value promissory note (the “May 2025 Note”), with a third-party (the “Holder”) due May 28, 2026 (the “Maturity Date”). The Holder shall have the right from time to time, and at any time following, convert all or any part of the outstanding and unpaid principal, interest and any other amounts due into fully paid and non-assessable shares of common stock of the Company. The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder as further described in this Note (the “Conversion Price”) shall equal the Market Price (as defined in the Note), subject to adjustment as provided in this Note. “Market Price” shall mean 70% of the lowest Trading Price (as defined below) for the Common Stock during the five (5) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “Trading Price” means, for any security as of any date, the volume weighted average price on the Principal Market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder (i.e. Quotestream or Bloomberg). The Company received proceeds of $191,000 on June 3, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $9,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $179,173 by the Monte Carlo simulation valuation method (with assumptions of volatility of 236.61% and risk free rate of 4.16%). In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at an exercise price of $1.00 post reverse split ($0.0002 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. At issuance, the Company had insufficient authorized shares available to settle these outstanding warrants, and these warrants were initially classified and recorded as a derivative liability. The warrants were valued at $969,039 at issuance, by the Monte Carlo simulation valuation method (with assumptions of volatility of 187.76% and risk free rate of 4.05%). The derivative liabilities from the embedded conversion feature and liability-classified warrants resulted in a debt discount of $191,000, and a derivative expense of $957,212 at issuance. For the three months ended March 31, 2026, amortization of the debt discount (including debt issuance costs) of $64,491 based on the effective interest method was charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of the convertible note was $200,000, with a carrying value of $97,017, and $32,526 net of unamortized discounts of $102,983 and $167,474, as of March 31, 2026, and December 31, 2025, respectively. As of November 28, 2025, the Company was in default of this note due to violation of the “Amortization Payments” term as specified in the note agreement, which requires the Company to make monthly repayment instalment of $37,300 over a six-month period starting from November 28, 2025, and repay all remaining outstanding amounts under this note on May 28, 2026, the Maturity Date.

On July 15, 2025 (the “Issue Date”), the Company entered into a 12%, $200,000 face value promissory note (the “July 2025 Note”) with a third-party (the “Holder”) due July 14, 2026 (the “Maturity Date”). The July 2025 Note is with the same lender and the same terms as the May 2025 Note. The Company received proceeds of $191,000 on July 15, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $9,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $187,309 by the Monte Carlo simulation valuation method (with assumptions of volatility of 257.88% and risk free rate of 4.11%). In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at an exercise price of $1.00 post reverse split ($0.0002 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. At issuance, the Company had insufficient authorized shares available to settle these outstanding warrants, these warrants are classified and recorded as a derivative liability. The warrants were valued at $836,069 at issuance, by the Monte Carlo simulation valuation method (with assumptions of volatility of 185.97% and risk free rate of 4.05%). The derivative liabilities from the embedded conversion feature and liability-classified warrants resulted in a debt discount of $191,000, and a derivative expense of $832,378 at issuance. For the three months ended March 31, 2026, amortization of the debt discount (including debt issuance costs) of $39,885 based on the effective interest method was charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of the convertible note was $200,000, with a carrying value of $75,699, and $35,814, respectively, net of unamortized discounts of $124,301 and $164,186 as of March 31, 2026, and December 31, 2025. The Company was in default of this note due to the cross default provisions in this note in connection with default of the May 28, 2025, note.

On September 24, 2025 (the “Issue Date”), the Company entered into a 12%, $200,000 face value promissory note (the “September 2025 Note”) with a third-party (the “Holder”) due September 23, 2026 (the “Maturity Date”). The September 2025 Note is with the same lender and the same terms as the May 2025 Note. The Company received proceeds of $191,000 on September 24, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $9,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $176,598 by the Monte Carlo simulation valuation method (with assumptions of volatility of 212.92% and risk free rate of 3.63%). In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at an exercise price of $1.00 post reverse split ($0.0002 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. At issuance, the Company had insufficient authorized shares available to settle these outstanding warrants, these warrants are classified and recorded as a derivative liability. The warrants were valued at $332,395 at issuance, by the Monte Carlo simulation valuation method (with assumptions of volatility of 259.75% and risk free rate of 3.70%). The derivative liabilities from the embedded conversion feature and liability-classified warrants resulted in a debt discount of $191,000, and a derivative expense of $317,993 at issuance. For the three months ended March 31, 2026, amortization of the debt discount (including debt issuance costs) of $18,420 based on the effective interest method was charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of the convertible note was $200,000, with a carrying value of $29,994, and $11,574, respectively, net of unamortized discounts of $170,006 and $188,426, as of March 31, 2026, and December 31, 2025, respectively. The Company was in default of this note due to the cross default provisions in this note in connection with the default of the May 28, 2025, note.

On July 31, 2025, the Company entered into an Exchange Agreement, whereby, the Company agreed that the holder may exchange any part or all of the outstanding principal and interest (the Exchange Amount) of the promissory note entered into on February 9, 2021 at any time and from time to time into the number of common shares equal to the Exchange Amount divided by the lowest trading price from the previous ten (10) trading days, and to extend the maturity date of the note to March 31, 2026. The Company determined the Exchange Agreement represented a substantial modification to the existing debt. Accordingly, the Company extinguished the promissory note dated February 9, 2021, as well as the accrued interest as of July 31, 2025, and recorded two convertible notes, one for the principal amount of $2,200,000 with an annual interest rate of 15% and one for the accrued interest of $1,358,229 with no additional interest in the future. The embedded conversion features for these convertible notes were accounted for as derivatives, which were valued at an initial amount of $1,842,831 on July 31, 2025 by the Monte Carlo simulation valuation method (with assumptions of volatility of 321% and risk free rate of 4.24%), and were recorded as debt discount that will be amortized based on the effective interest method through the new maturity date of the note of March 31, 2026. For the three months ended March 31, 2026, amortization of the debt discount of $814,637 based on the effective interest method was charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of the two convertible notes was $3,458,229, with a carrying value of $3,458,229 as of Mach 31, 2026, and $2,643,592, respectively, net of unamortized discount of $814,637 as of December 31, 2025.

On January 22, 2026 (the “Issue Date”), the Company entered into a 12%, $147,000 face value promissory note (the “January 2026 Note”) with a third-party (the “Holder”) due October 30, 2026 (the “Maturity Date”). The Company received proceeds of $140,000 on January 22, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $7,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $162,818 by the Monte Carlo simulation valuation method (with assumptions of volatility of 191.43% and risk free rate of 3.57% resulted in a debt discount of $140,000, and an expense of $22,818 at issuance recognized in the consolidated statements of operations. For the three months ended March 31, 2026, amortization of the debt discount (including debt issuance costs) of $11,569 based on the effective interest method was charged to interest expense. As of March 31, 2026, the outstanding principal balance of the convertible note was $147,000, with a carrying value of $11,569, net of unamortized discounts of $135,431 as of March 31, 2026.

On January 22, 2026 (the “Issue Date”), the Company entered into a 12%, $75,000 face value promissory note (the “2nd January 2026 Note”) with a third-party (the “Holder”) due October 30, 2026 (the “Maturity Date”). The Company received proceeds of $75,000 on January 22, 2026. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $82,961 by the Monte Carlo simulation valuation method (with assumptions of volatility of 191.43% and risk free rate of 3.57% resulted in a debt discount of $75,000, and an expense of $7,961 at issuance recognized in the consolidated statements of operations. For the three months ended March 31, 2026, amortization of the debt discount of $5,085 based on the effective interest method was charged to interest expense. As of March 31, 2026, the outstanding principal balance of the convertible note was $75,000, with a carrying value of $5,085, net of unamortized discounts of $69,915 as of March 31, 2026.

The following table summarizes the Company’s convertible notes payable:

	Three Months ended March 31, 2026	Year ended December 31, 2025
Beginning convertible notes principal balance	$4,083,229	$25,000
New convertible note issuances	222,000	600,000
Convertible notes issued in exchange for promissory note and accrued interest as a result of loan modification	-	3,558,229
Less: conversion	-	(100,000)
Less: unamortized discounts	(602,636)	(1,334,724)
Ending balance, net of discounts	$3,702,593	$2,748,505

The Company valued the derivative liabilities at March 31, 2026, and December 31, 2025, at $2,955,700 and $4,193,434 respectively.

(1)	As of January 21, 2026, the date of the reverse stock split (the reverse stock split), the Company has sufficient authorized shares available to settle certain outstanding warrants. As a result, these warrants met the criteria for equity classification and the corresponding embedded derivative no longer required separate liability classification. The carrying amount of the derivative liability of $1,513,786 as of that date was reclassified to additional paid-in capital. On January 21, 2026, the Company revalued all of the warrants associated with the convertible notes dated May 28, 2025, July 15, 2025, and September 24, 2025. The Company used the Monte Carlo simulation valuation method with the following assumptions as of January 21, 2026, risk free rate at 3.78% to 3.80%, and volatility of 194.76% to 224.55%, which resulted in a fair value of $1,513,786, which was $98,012 less than the fair value at December 31, 2025. The Company reduced the derivative liability and a credited expense for $98,012, for the three months ended March 31, 2026.

(2)	For the derivative liabilities associated with the embedded conversion feature of convertible notes, the Company used the Monte Carlo simulation valuation method with the following assumptions as of March 31, 2026, and December 31, 2025, risk free rate at 3.70% to 3.72%, and 3.54% to 3.67%, respectively, and volatility of 256.63% to 350.37%, and 300.23% to 347%, respectively.

(3)	For the derivative liabilities associated with the remaining outstanding warrants which were primarily issued in prior years, the following assumptions were utilized in the Black-Scholes valuation method as of March 31, 2026, and December 31, 2025, risk free interest rate of 3.71% to 3.80%, and 3.54% to 3.59%, respectively, volatility of 344.86% and 347%, respectively, and exercise prices of $1.00 to $40.00 post reverse split ($0.0002 to $0.008 prior to the reverse split) per share for both periods.

A summary of the activity related to derivative liabilities for the three months ended March 31, 2026, and 2025, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2026	$1,644,738	$2,548,696	$4,193,434
Fair value of issuances	-	245,779	245,779
Change in fair value	(120,823)	151,096	30,273
Reclassified to equity	(1,513,786)	-	(1,513,786)
Balance March 31, 2026	$10,129	$2,945,571	$2,955,700

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2025	$176,103	$34,390	$210,493
Fair value of issuances	-	-	-
Change in fair value	(118,783)	7,024	(111,759)
Balance March 31, 2025	$57,320	$41,414	$98,734

NOTE 5 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES

Convertible Promissory Notes are categorized as equity or debt based on the terms of the notes and the guidance in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging.

Convertible notes that meet the criteria for equity classification (e.g., conversion into a fixed number of shares with no obligation to deliver cash) are recorded in equity at issuance. Instruments classified as equity are not subsequently remeasured, and no interest expense is recognized.

Convertible notes that include a contractual obligation to deliver cash or other financial assets, or that do not meet the criteria for equity classification, are recorded as debt. These notes are initially recognized at the proceeds received, net of discounts and issuance costs in accordance with ASC 480-10-55-44 on the consolidated balance sheets, and subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in the statement of operations.

If the instrument contains embedded conversion features or other terms that require bifurcation under ASC 815, these features are separated from the host contract and recorded as derivative liabilities at fair value. Derivative liabilities are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations.

The Company accounts for derivative financial instruments in accordance with Accounting Standards Codification (ASC) 815, Derivatives and Hedging. Under this guidance, the Company evaluates whether an embedded feature within a financial instrument is required to be accounted for separately as a derivative.

Embedded derivatives that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that are not eligible for the scope exceptions under ASC 815, are bifurcated from the host instrument and accounted for as separate derivative financial instruments. These derivatives are recognized as either assets or liabilities on the balance sheet and are measured at fair value, with changes in fair value recognized in the consolidated statements of operations in the period in which they occur.

When the Company issues convertible debt instruments that contain embedded conversion features with variable settlement terms or other features that result in a potential issuance of a variable number of shares, the embedded conversion feature is assessed under ASC 815 -15-25 and ASC 815-10-15-83. If the conversion feature requires bifurcation, it is separated from the debt host and accounted for as a derivative liability.

On July 10, 2020, PCTI (the accounting acquirer) assumed the balance of a past-due 15% convertible note issued by the Company on September 13, 2017. As of December 31, 2025, and 2024, the outstanding principal balance of this note was $25,000.

On May 28, 2025 (the “Issue Date”), the Company entered into a 12%, $200,000 face value promissory note (the “May 2025 Note”), with a third-party (the “Holder”) due May 28, 2026 (the “Maturity Date”). The Holder shall have the right from time to time, and at any time following, convert all or any part of the outstanding and unpaid principal, interest and any other amounts due into fully paid and non-assessable shares of common stock of the Company. The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder as further described in this Note (the “Conversion Price”) shall equal the Market Price (as defined in the Note), subject to adjustment as provided in this Note. “Market Price” shall mean 70% of the lowest Trading Price (as defined below) for the Common Stock during the five (5) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “Trading Price” means, for any security as of any date, the volume weighted average price on the Principal Market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder (i.e. Quotestream or Bloomberg). The Company received proceeds of $191,000 on June 3, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $9,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $179,173 by the Monte Carlo simulation valuation method (with assumptions of volatility of 236.61% and risk free rate of 4.16%). In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at an exercise price of $1.00 post reverse split ($0.0002 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. At issuance, the Company had insufficient authorized shares available to settle these outstanding warrants, these warrants are classified and recorded as a derivative liability. The warrants were valued at $969,039 at issuance, by the Monte Carlo simulation valuation method (with assumptions of volatility of 187.76% and risk free rate of 4.05%). The derivative liabilities from the embedded conversion feature and liability-classified warrants resulted in a debt discount of $191,000, and a derivative expense of $957,212 at issuance. For the year ended December 31, 2025, amortization of the debt discount (including debt issuance costs) of $32,526 based on the effective interest method was charged to interest expense. As of December 31, 2025, the outstanding principal balance of the convertible note was $200,000, with a carrying value of $32,526, net of unamortized discounts of $167,474 as of December 31, 2025. The derivative liability will be remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. As of November 28, 2025, the Company was in default of this note due to violation of the “Amortization Payments” term as specified in the note agreement, which requires the Company to make monthly repayment instalment of $37,300 over a six-month period starting from November 28, 2025, and repay all remaining outstanding amounts under this note on May 28, 2026, the Maturity Date.

On July 15, 2025 (the “Issue Date”), the Company entered into a 12%, $200,000 face value promissory note (the “July 2025 Note”) with a third-party (the “Holder”) due July 14, 2026 (the “Maturity Date”). The July 2025 Note is with the same lender and the same terms as the May 2025 Note. The Company received proceeds of $191,000 on July 15, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $9,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $187,309 by the Monte Carlo simulation valuation method (with assumptions of volatility of 257.88% and risk free rate of 4.11%). In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at an exercise price of $1.00 post reverse split ($0.0002 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. At issuance, the Company had insufficient authorized shares available to settle these outstanding warrants, these warrants are classified and recorded as a derivative liability. The warrants were valued at $836,069 at issuance, by the Monte Carlo simulation valuation method (with assumptions of volatility of 185.97% and risk free rate of 4.05%). The derivative liabilities from the embedded conversion feature and liability-classified warrants resulted in a debt discount of $191,000, and a derivative expense of $832,378 at issuance. For the year ended December 31, 2025, amortization of the debt discount (including debt issuance costs) of $35,814 based on the effective interest method was charged to interest expense. As of December 31, 2025, the outstanding principal balance of the convertible note was $200,000, with a carrying value of $35,814, net of unamortized discounts of $164,186 as of December 31, 2025. The derivative liability will be remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. As of November 28, 2025, the Company was in default of this note due to the cross default provisions in this note in connection with the default of the May 28, 2025 note.

On September 24, 2025 (the “Issue Date”), the Company entered into a 12%, $200,000 face value promissory note (the “September 2025 Note”) with a third-party (the “Holder”) due September 23, 2026 (the “Maturity Date”). The September 2025 Note is with the same lender and the same terms as the May 2025 Note. The Company received proceeds of $191,000 on September 24, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $9,000. Pursuant to ASC 815, the Company determined that the conversion feature is embedded in the debt host and accounted for the conversion feature as a derivative liability with an initial fair value of $176,598 by the Monte Carlo simulation valuation method (with assumptions of volatility of 212.92% and risk free rate of 3.63%). In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at an exercise price of $1.00 post reverse split ($0.0002 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. At issuance, the Company had insufficient authorized shares available to settle these outstanding warrants, these warrants are classified and recorded as a derivative liability. The warrants were valued at $332,395 at issuance, by the Monte Carlo simulation valuation method (with assumptions of volatility of 259.75% and risk free rate of 3.70%). The derivative liabilities from the embedded conversion feature and liability-classified warrants resulted in a debt discount of $191,000, and a derivative expense of $317,993 at issuance. For the year ended December 31, 2025, amortization of the debt discount (including debt issuance costs) of $11,574 based on the effective interest method was charged to interest expense. As of December 31, 2025, the outstanding principal balance of the convertible note was $200,000, with a carrying value of $11,574, net of unamortized discounts of $188,426 as of December 31, 2025. The derivative liability will be remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. As of November 28, 2025, the Company was in default of this note due to the cross default provisions in this note in connection with the default of the May 28, 2025 note.

On July 31, 2025, the Company entered into an Exchange Agreement, whereby, the Company agreed that the holder may exchange any part or all of the outstanding principal and interest (the Exchange Amount) of the promissory note entered into on February 9, 2021 (see Note 7) at any time and from time to time into the number of common shares equal to the Exchange Amount divided by the lowest trading price from the previous ten (10) trading days, and to extend the maturity date of the note to March 31, 2026. The Company determined the Exchange Agreement represented a substantial modification to the existing debt. Accordingly, the Company extinguished the promissory note dated February 9, 2021, as well as the accrued interest as of July 31, 2025, and recorded two convertible notes, one for the principal amount of $2,200,000 with an annual interest rate of 15% and one for the accrued interest of $1,358,229 with no additional interest in the future. The embedded conversion features for these convertible notes were accounted for as derivatives, which were valued at an initial amount of $1,842,831 on July 31, 2025 by the Monte Carlo simulation valuation method (with assumptions of volatility of 321% and risk free rate of 4.24%), and were recorded as debt discount that will be amortized based on the effective interest rate through the new maturity date of the note of March 31, 2026. For the year ended December 31, 2025, amortization of the debt discount of $980,262 based on the effective interest method was charged to interest expense. During the year ended December 31, 2025, the holder converted principal of $100,000 of the note into 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at a conversion price of $0.50 post reverse split ($0.0001 prior to the reverse split). The Company reduced derivative liabilities by $53,919 for the conversions and amortized as interest expense $47,932 in reducing the debt discount. As of December 31, 2025, the outstanding principal balance of the two convertible notes was $3,458,229, with a carrying value of $2,643,592, net of unamortized discount of $814,637 as of December 31, 2025.

The following table summarizes the Company’s convertible notes payable:

	Year ended December 31, 2025	Year ended December 31, 2024
Beginning balance	$25,000	$25,000
New convertible note issuances	600,000	-
Convertible notes issued in exchange for promissory note and accrued interest as a result of loan modification (see Note 6)	3,558,229	-
Less: conversion	(100,000)	-
Less: unamortized discounts	(1,334,724)	-
Ending balance, net of discounts	$2,748,505	$25,000

The Company valued the derivative liabilities at December 31, 2025, and 2024, at $4,193,434 and $210,493 respectively.

(1)	For the derivative liabilities associated with the embedded conversion feature of convertible notes, the Company used the Monte Carlo simulation valuation method with the following assumptions as of December 31, 2025, and 2024, risk free rate at 3.54% to 3.67%, and 4.24%, respectively, and volatility of 300.23% to 347%, and 101%, respectively.

(2)	For the derivative liabilities associated with the new warrants issued in 2025 with the convertible notes, the Company used the Monte Carlo simulation valuation method with the following assumptions as of December 31, 2025, risk free rate at 3.68% to 3.71%, and volatility of 254.9% to 262.04%.

(3)	For the derivative liabilities associated with the remaining outstanding warrants which were primarily issued in prior years, the following assumptions were utilized in the Black-Scholes valuation method as of December 31, 2025, and 2024, risk free interest rate of 3.54% to 3.59% and 4.18% to 4.25%, respectively, volatility of 347%, and 121% to 146%, respectively, and exercise prices of $9.50 to $40.00 post reverse split ($0.0019 to $0.008 prior to the reverse split) per share for both years.

A summary of the activity related to derivative liabilities for the years ended December 31, 2025, and 2024, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2025	$176,103	$34,390	$210,493
Fair value of issuances during the year	2,137,502	2,385,913	4,523,415 *
Change in fair value	(668,867)	182,312	(486,555)
Write off for conversions	-	(53,919)	(53,919)
Balance December 31, 2025	$1,644,738	$2,548,696	$4,193,434

*	The amount included $2,107,583 that was charged to derivative expense at issuance due to fair value of the derivative instruments exceeding the carrying amount of the debt host.

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2024	$1,187,076	$29,002	$1,216,078
Change in fair value	(1,010,973)	5,388	(1,005,585)
Balance December 31, 2024	$176,103	$34,390	$210,493